Operating segments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Information on major customers	The proportion of revenue by customer in each period is as follows:

	December 31, 2021	December 31, 2020	December 31, 2019
	%	%	%
BMS (including Celgene)	80	85	70
GTA	13	3	1
Others	7	12	29
	100	100	100

Disclosure of geographical areas
The Group’s non-current assets are held in the following geographies as at December 31, 2021:

	UK	Austria	Total
	£’000	£’000	£’000
Goodwill	173	5,812	5,985
Intangible assets	2,670	33,660	36,330
Plant and equipment	8,086	654	8,740
Right-of-use assets	4,975	179	5,154
By geographical market:

	December 31,
	2021	2020	2019
	£’000	£’000	£’000
United Kingdom	—	—	—
Rest of Europe	1,599	427	2,597
United States of America	22,197	9,245	6,510
Rest of the world	3,563	—	—
	27,359	9,672	9,107